ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2018	2017
Accounts payable	$6,873	$5,158
Provisions	2,830	1,651
Other liabilities	14,286	11,156
Total	$23,989	$17,965

The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$14,337	$11,148
Non-current	9,652	6,817
Total	$23,989	$17,965

Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The 2018 acquisition in our Private Equity segment of a service provider to the power generation industry resulted in an increase in our plan assets and accrued benefit obligations. The benefit plans’ in-year valuation change was a decrease of $19 million (2017 – an increase of $4 million). The discount rate used was 2% (2017 – 4%) with an increase in the rate of compensation of 2% (2017 – 3%), and an investment rate of 3% (2017 – 5%).

AS AT DEC. 31 (MILLIONS)	2018	2017
Plan assets	$1,981	$516
Less accrued benefit obligation:
Defined benefit pension plan	(2,548)	(685)
Other post-employment benefits	(148)	(90)
Net liability	(715)	(259)
Less: net actuarial gains (losses) and other	(10)	(2)
Accrued benefit liability	$(725)	$(261)